UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2
UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-00971

Stellus Capital Investment Corporation

(Exact name of registrant as specified in its charter)

4400 Post Oak Parkway, Suite 2200, Houston, Texas 77027

(Address of Principal Executive Offices) (Zip Code)

The undersigned hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of Stellus Capital Investment Corporation (the “Company”) to be redeemed:

4.875% Notes due 2026 (CUSIP: 858568 AB4) (the “Notes”).

(2)	Date on which the securities are to be redeemed:

The Notes will be redeemed on December 31, 2025.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to (i) Article Eleven of the indenture, dated as of May 5, 2014 (the “Base Indenture”), by and between the Company and U.S. Bank Trust Company, National Association (as successor in interest to U.S. Bank National Association) (“U.S. Bank”), as trustee (the “Base Indenture”) and (ii) Section 1.01(h) of the Third Supplemental Indenture, dated as of January 14, 2021, by and between the Company and U.S. Bank, as trustee (the “Third Supplemental Indenture” and together with the Base Indenture, the “Indenture”).

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem $50,000,000 in aggregate principal amount of the $50,000,000 aggregate principal amount of the issued and outstanding Notes pursuant to the terms of the Indenture.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: November 24, 2025	Stellus Capital Investment Corporation

	By:	/s/ W. Todd Huskinson
Name: W. Todd Huskinson
Title: Chief Financial Officer, Chief Compliance Officer, Treasurer and Secretary